CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	May 31, 2021	May 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) attributable to CLS Holdings USA, Inc.	$ 78,627	$ (1,994,412)	$ (15,890,514)	$ (30,657,973)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain on settlement of note receivable	(1,696,328)	0
Changes in assets and liabilities:
Funds held in escrow	250,000	0
Gain on contingent liabilities			0	(275,000)
Loss on extinguishment of debt			6,105,679	0
Gain on modification of leases			(14,889)	(28,511)
Loss on disposal of assets			0	16,817
Impairment of goodwill	25,185,003		0	25,185,003
Fair value of cancellation of shares issued to consultants	0	(25,750)	(25,750)	0
Amortization of debt discounts	35,496	790,140	2,203,234	1,647,664
Fair value of shares vested by officers	0	53,876	109,313	154,014
Impairment of note receivable			2,498,706	0
Depreciation and amortization expense	356,455	342,331	685,292	449,192
Fair value of shares issued to consultants			0	45,000
Bad debt expense	129	5,992	15,798	108,392
Accounts receivable	(115,060)	(126,410)	(539,324)	(106,230)
Prepaid expenses and other current assets	3,586	(63,228)	(28,221)	(122,936)
Inventory	(1,013,127)	(813,158)	(652,810)	171,591
Interest receivable	0	3,322	2,500	(224,517)
Right of use asset	158,257	175,727	341,035	1,300,392
Accounts payable and accrued expenses	93,988	257,882	435,742	(74,319)
Accrued interest	(8,427)	258,113	258,113	1,300,715
Deferred tax liability	469,057	0	2,490,295	0
Contingent liability			(150,000)	(850,000)
Operating lease liability	(139,983)	(207,409)	(379,358)	(1,202,259)
Net cash used in operating activities	(1,527,330)	(1,342,984)	(2,535,159)	(3,162,965)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments to purchase property, plant and equipment	(145,015)	(163,019)	(269,437)	(1,923,338)
Cash paid for construction deposit on grow facility	(93,000)	0
Payments to purchase intangible assets			0	(22,030)
Loan made to borrower under note receivable			0	(175,000)
Proceeds from collection of note receivable	1,696,328	1,385,951	1,544,291	1,682,278
Net cash provided by (used in) investing activities	1,458,313	1,222,932	1,274,854	(438,090)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loan payable	303,815	0
Principal payments on notes payable	(365,991)	0	0	(3,999,168)
Net cash used in financing activities	(62,176)	0	0	(3,999,168)
Net increase in cash and cash equivalents	(131,193)	(120,052)	(1,260,305)	(7,600,223)
Cash and cash equivalents at beginning of period	1,665,263	2,925,568	2,925,568	10,525,791
Cash and cash equivalents at end of period	1,534,070	2,805,516	1,665,263	2,925,568
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	799,403	541,412	943,817	307,612
Income taxes paid	0	0	0	0
NONCASH INVESTING AND FINANCING ACTIVITIES:
Shares issued for services issued from stock payable			230,470	0
Adoption of lease standard ASU 2016-02			0	2,675,310
Capitalized interest on convertible debentures	0	212,601	212,601	1,553,082
Shares issued for conversion of notes payable	281,000	0	0	25,857
Shares issued for services issued from stock payable	0	14,970
Initial ROU asset and lease liability	$ 229,412	$ 0	1,187,615
Capitalized interest on note receivable			0	399,453
Reclassification of deposit to fixed assets			0	281,966
Initial lease right of use asset and lease liability from lease modification			$ 1,172,726	$ 0